UNAUDITED CONDENDSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/ OWNERS' EQUITY (USD $) In Thousands, unless otherwise specified		Total	Dropdown Predecessor Equity [Member]	Common Units [Member] Partners' Capital [Member]	Subordinated Units [Member] Partners' Capital [Member]	General Partner [Member] Partners' Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Before Non-controlling interest [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2011		$ 298,033	$ 208,069	$ 30,163	$ 369	$ 1,537	$ (5,039)	$ 235,099	$ 62,934
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		59,460	15,201	22,784	15,714	786	0	54,485	4,975
Other comprehensive gain/loss		(22)	0	0	0	0	(22)	(22)	0
Cash distributions		(34,292)	0	(19,889)	(13,718)	(685)	0	(34,292)	0
Non-controlling interest dividends		(1,199)	0	0	0	0	0	0	(1,199)
Movement in invested equity		54,247	54,247	0	0	0	0	54,247	0
Balance at Jun. 30, 2012		376,227	277,517	33,058	2,365	1,638	(5,061)	309,517	66,710
Balance at Dec. 31, 2012		241,544	0	169,515	3,713	5,447	(8,989)	169,686	71,858
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		62,926	0	39,774	15,996	2,512	0	58,282	4,644
Other comprehensive gain/loss		7,359	0	0	0	0	7,359	7,359	0
Cash distributions	[1]	(58,083)	0	(39,013)	(16,189)	(2,881)	0	(58,083)	0
Net proceeds from issuance of common units		130,244	0	127,639	0	2,605	0	130,244	0
Contribution to equity		21,061	0	20,640	0	421	0	21,061	0
Balance at Jun. 30, 2013		$ 405,051	$ 0	$ 318,555	$ 3,520	$ 8,104	$ (1,630)	$ 328,549	$ 76,502

[1]	This includes cash distributions to IDR holders for the six months ended June 30, 2013 of $1.8 million.